WARRANTY LIABILITIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Class of Warrant or Right [Line Items]
Beginning balance	$ 7,858	$ 7,632
Deconsolidation of a subsidiary	(130)	0
Expense accrued	2,415	2,617
Expense incurred	(2,205)	(1,783)
Translation adjustments	(257)	312
Closing balance	7,681	8,778
Less: current portion of warranty liabilities	(5,318)	(6,136)
Long-term warranty liabilities	$ 2,363	$ 2,642